Reinsurance (Effects of Reinsurance on Earnings) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Premiums:
Direct premiums	$ 39,516	$ 40,049	$ 38,476
Reinsurance assumed	1,454	1,472	1,472
Reinsurance ceded	(2,425)	(2,454)	(2,274)
Net premiums	38,545	39,067	37,674
Universal life and investment-type product policy fees:
Direct universal life and investment-type product policy fees	10,424	10,768	10,197
Reinsurance assumed	105	126	139
Reinsurance ceded	(1,022)	(948)	(885)
Net universal life and investment-type product policy fees	9,507	9,946	9,451
Policyholder benefits and claims:
Direct policyholder benefits and claims	41,233	41,573	40,211
Reinsurance assumed	1,023	962	1,047
Reinsurance ceded	(3,542)	(3,433)	(3,151)
Net policyholder benefits and claims	38,714	39,102	38,107
Other expenses:
Direct other expenses	16,968	17,334	16,712
Reinsurance assumed	130	165	147
Reinsurance ceded	(329)	(408)	(257)
Total other expenses	$ 16,769	$ 17,091	$ 16,602